Earnings Per Share - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Computation Of Earnings Per Share Line Items
Convertible stock options and nonvested awards excluded from diluted EPS calculation	2.9	3.6	9.0